PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 22,121	$ 20,344
Accumulated depreciation	19,056	18,048
Depreciated cost	3,065	2,296
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	795	816
Accumulated depreciation	356	379
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,059	13,505
Accumulated depreciation	13,518	13,040
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,111	2,917
Accumulated depreciation	2,244	2,063
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,186	255
Accumulated depreciation	366	140
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,970	2,851
Accumulated depreciation	$ 2,572	$ 2,426